Matthews China Dividend Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 97.0%

	Shares	Value
CONSUMER DISCRETIONARY: 23.4%
Diversified Consumer Services: 7.9%
New Oriental Education & Technology Group, Inc. ADR[b]	107,700	$11,928,852
Hope Education Group Co., Ltd.[c,d]	55,670,000	8,094,137
China East Education Holdings, Ltd.[b,c,d]	4,036,500	7,367,752

		27,390,741

Textiles, Apparel & Luxury Goods: 7.7%
Lao Feng Xiang Co., Ltd. B Shares	2,624,729	8,865,185
JNBY Design, Ltd.[d]	4,216,000	6,064,768
Nan Liu Enterprise Co., Ltd.	1,144,000	5,194,833
Pacific Textiles Holdings, Ltd.	6,504,000	4,371,881
Crystal International Group, Ltd.[c,d]	5,330,500	2,180,262

		26,676,929

Hotels, Restaurants & Leisure: 4.2%
Melco Resorts & Entertainment, Ltd. ADR	410,300	7,963,923
Shanghai Jin Jiang Capital Co., Ltd. H Shares	32,316,000	4,857,489
Haichang Ocean Park Holdings, Ltd.[b,c,d]	12,395,000	1,826,089

		14,647,501

Automobiles: 2.6%
Geely Automobile Holdings, Ltd.	5,181,000	8,804,699

Leisure Products: 1.0%
Topkey Corp.	808,000	3,607,817

Total Consumer Discretionary		81,127,687

COMMUNICATION SERVICES: 16.6%
Diversified Telecommunication Services: 9.3%
HKBN, Ltd.	6,475,957	11,934,482
China Unicom Hong Kong, Ltd.	9,950,000	10,533,824
CITIC Telecom International Holdings, Ltd.	27,051,000	9,831,251

		32,299,557

Interactive Media & Services: 4.9%
Tencent Holdings, Ltd.	406,500	17,003,051

Wireless Telecommunication Services: 2.4%
China Mobile, Ltd. ADR	198,930	8,235,702

Total Communication Services		57,538,310

CONSUMER STAPLES: 12.6%
Beverages: 4.9%
Wuliangye Yibin Co., Ltd. A Shares	492,749	8,966,675
Anhui Gujing Distillery Co., Ltd. B Shares	954,693	8,025,106

		16,991,781

Food & Staples Retailing: 4.0%
Sun Art Retail Group, Ltd.	7,852,000	7,964,182
Yixintang Pharmaceutical Group Co., Ltd. A Shares	1,837,200	5,770,620

		13,734,802

Food Products: 3.7%
Nissin Foods Co., Ltd.	8,027,000	6,655,851

	Shares	Value
WH Group, Ltd.[c,d]	6,960,000	$6,233,084

		12,888,935

Total Consumer Staples		43,615,518

FINANCIALS: 9.0%
Capital Markets: 3.4%
Hong Kong Exchanges & Clearing, Ltd.	225,900	6,621,139
Shenwan Hongyuan Group Co., Ltd. H Shares[b,c,d]	18,637,282	5,137,692

		11,758,831

Banks: 3.4%
China Merchants Bank Co., Ltd. H Shares	2,442,500	11,616,921

Insurance: 2.2%
Ping An Insurance Group Co. of China, Ltd. H Shares	674,000	7,746,765

Total Financials		31,122,517

INFORMATION TECHNOLOGY: 7.6%
Software: 2.5%
Shanghai Baosight Software Co., Ltd. B Shares	4,527,403	8,777,743

IT Services: 1.9%
SUNeVision Holdings, Ltd.	8,633,000	6,450,758

Semiconductors & Semiconductor Equipment: 1.7%
Hua Hong Semiconductor, Ltd.[c,d]	3,058,000	6,089,528

Electronic Equipment, Instruments & Components: 1.5%
Vivotek, Inc.	1,542,624	5,072,901

Total Information Technology		26,390,930

INDUSTRIALS: 6.8%
Transportation Infrastructure: 2.3%
Guangdong Provincial Expressway Development Co., Ltd. B Shares	10,498,218	7,959,340

Machinery: 2.3%
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	4,743,714	7,949,521

Marine: 2.2%
SITC International Holdings Co., Ltd.	7,583,000	7,812,083

Total Industrials		23,720,944

REAL ESTATE: 6.4%
Real Estate Management & Development: 4.1%
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. B Shares	6,405,670	7,188,750
China Overseas Property Holdings, Ltd.	13,760,000	6,794,860

		13,983,610

Equity REITs: 2.3%
CapitaLand Retail China Trust, REIT	7,306,161	8,090,753

Total Real Estate		22,074,363

UTILITIES: 4.3%
Gas Utilities: 2.2%
China Gas Holdings, Ltd.	1,926,000	7,440,140

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Matthews China Dividend Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Independent Power and Renewable Electricity Producers: 2.1%
Huaneng Lancang River Hydropower, Inc. A Shares	12,398,442	$7,377,573

Total Utilities		14,817,713

MATERIALS: 4.2%
Construction Materials: 2.4%
Huaxin Cement Co., Ltd. B Shares	4,276,992	8,410,067

Containers & Packaging: 1.8%
Greatview Aseptic Packaging Co., Ltd.	12,346,000	6,070,281

Total Materials		14,480,348

HEALTH CARE: 3.8%
Pharmaceuticals: 1.6%
Tianjin Zhongxin Pharmaceutical Group Corp., Ltd. S Shares	6,837,100	5,474,541

Health Care Providers & Services: 1.5%
Genertec Universal Medical Group Co., Ltd.[c,d]	7,748,500	5,199,670

Biotechnology: 0.7%
Shanghai Haohai Biological Technology Co., Ltd. H Shares[c,d]	491,400	2,368,601

Total Health Care		13,042,812

ENERGY: 2.3%
Oil, Gas & Consumable Fuels: 2.3%
China Petroleum & Chemical Corp. H Shares	13,758,000	8,141,182

Total Energy		8,141,182

TOTAL INVESTMENTS: 97.0%		336,072,324
(Cost $333,888,961)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.0%		10,332,516

NET ASSETS: 100.0%		$346,404,840

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $44,496,815, which is 12.85% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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